Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Current Payables [Abstract]
Trade payables	$ 177,040	$ 213,481
Non-trade payables	75,784	85,632
Payables due to related parties	5,581	13,787
Total	$ 258,405	$ 312,900